Note 4 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payroll and related expenses	$ 390	$ 241	$ 273
Accrued term loan final payment	501	421	197
Accrued clinical trial expense	17		654
Professional fees and other costs	285	195	34
Total accrued liabilities	$ 1,193	$ 857	$ 1,158